Supplemental Cash Flow Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Supplemental Cash Flow Information [Abstract]
Schedule of cash flow, supplemental disclosures

The following table presents the net cash paid (received) during the period for interest, net of capitalized interest, and income taxes:

	Three Months Ended March 31,
	2014	2013
Net cash paid (received) during the period for:
Interest, net of capitalized interest	$2.6	$1.6
Income taxes	0.1	0.3

The following table presents the net cash paid (received) during the period for interest, net of capitalized interest, and income taxes:

	2013	2012	2011
Net cash paid (received) during the period for:
Interest, net of capitalized interest	$116.2	$69.5	$44.3
Income taxes	1.2	1.3	0.1

Schedule of non-cash investing and financing activities
The amounts of non-cash investing and financing activities were as follows:

	Three Months Ended March 31,
	2014	2013
Capital investments	$10.3	$6.9
Issuance of restricted stock and restricted stock units	3.1	2.3

The amounts of non-cash investing and financing activities for the years ended December 31, 2013, 2012 and 2011, were as follows:

	2013	2012	2011
Capital investments	$10.2	$13.9	$10.2
Capital investments—SunCoke Middletown	—	—	16.3
Issuance of restricted stock and restricted stock units	3.0	5.4	5.7
Issuance of note payable for AK Coal purchase (at fair value)	—	—	10.2